UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin New York
Intermediate-Term
Tax-Free Income Fund
A Series of Franklin New York Tax-Free Trust
September 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
Shareholder Letter
Dear Shareholder:
U.S. economic performance was mixed during the 12
months ended September 30, 2022. Gross domestic product
grew in 2021’s last quarter amid an ongoing pandemic
recovery, but it contracted in 2022’s first half due to declines in inventory investment and federal government spending.
Consumer spending slowly expanded, helped by the
reopening of businesses, widespread vaccinations, and
federal assistance programs. Inflation increased during the
12-month period, influenced by pandemic-related supply-
chain issues, higher energy prices, Russia’s invasion of
Ukraine and broader price pressures.
To combat high inflation, the U.S. Federal Reserve began
decreasing its monthly asset purchases in November 2021
and ended them in March 2022. The Federal Reserve also
raised the federal funds rate by 0.25% in March, 0.50% in
May, and 0.75% in each of June, July and September, for
a total of 3.00%, increasing the rate from 0.25% to 3.25%
during the period. Additionally, the Federal Reserve stated its intention to continue reducing its U.S. Treasury, government agency debt and agency mortgage-backed securities
holdings, and anticipated future federal funds rate increases would be appropriate.
During the 12-month period ended September 30, 2022,
municipal bonds, as measured by the Bloomberg Municipal
Bond Index, posted a -11.50% cumulative total return,
influenced by high levels of fixed income market volatility, tighter monetary policy and risk-off sentiment that led to
outflows from municipals.
1
Fundamentals remained strong,
however, with many issuers reporting budget surpluses for
2022 as federal government transfers boosted revenues.
Franklin New York Intermediate-Term Tax-Free Income
Fund’s annual report includes more detail about municipal
bond market conditions and a discussion from the portfolio
managers. In addition, on our website, franklintempleton.
com , you can find updated commentary by our municipal
bond team. Municipal bonds provide tax-free income and
diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term
record of performance, driven mostly by their compounding
tax-free income component. As you know, all securities
markets fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals for up-to-date advice on their holdings. In
a constantly changing market environment, we remain
committed to our disciplined strategy as we manage the
Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin New York Intermediate-Term Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of
September 30, 2022, unless otherwise indicated. The
information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Franklin New York Intermediate-Term Tax-Free
Income Fund 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 20
Notes to Financial Statements 24
Report of Independent Registered
Public Accounting Firm 32
Tax Information 33
Board Members and Officers 34
Shareholder Information 39
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin New York Intermediate-Term Tax-Free Income
Fund
This annual report for Franklin New York Intermediate-
Term Tax-Free Income Fund covers the fiscal year ended
September 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal income taxes and New
York State and New York City personal income taxes as is
consistent with prudent investment management and the
preservation of shareholders’ capital by normally investing
at least 80% of its total assets in securities that pay interest free from federal income taxes and New York State personal
income taxes.
1
As a non-fundamental policy, the Fund also
normally invests at least 80% of its total assets in securities that pay interest free from New York City personal income
taxes.
1
The Fund maintains a dollar-weighted average
portfolio maturity (the time at which the debt must be repaid)
of three to 10 years, and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or
comparable unrated or short-term rated securities).
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.72 on September 30, 2021, to
$10.25 on September 30, 2022. The Fund’s Class A shares
paid dividends totaling 20.4276 cents per share for the
same period.
2
The Performance Summary beginning on
page 5 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 1.97%, based
on an annualization of September’s 1.7204 cents per share
monthly dividend and the maximum offering price of $10.49
on September 30, 2022. An investor in the 2022 maximum
combined effective federal and New York State and City
personal income tax bracket of 55.58% (including 3.80%
Medicare tax) would need to earn a distribution rate of 4.43%
from a taxable investment to match the Fund’s Class A tax-
free distribution rate.
For other performance data, please see the Performance
Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Municipal Bond Market Overview
During the 12 months ending September 30, 2022, multi-
decade high inflation persisted throughout much of the
period as a strong U.S. job market and ample consumer
savings pushed demand beyond the ability of businesses
to increase supply. In response, the U.S. Federal Reserve
(Fed) increased short-term interest rates at a rapid pace
beginning in March 2022, leading U.S. Treasury (UST) yields
to rise sharply. Recessionary concerns grew as the market
lowered its confidence in the Fed’s ability to engineer a soft landing that would bring inflation down without causing a
severe economic contraction.
The municipal bond (muni) market saw one of its worst
starts to a new year in 2022. High levels of fixed income
market volatility, a general risk-off shift in sentiment, and ongoing poor performance pushed year-to-date outflows
from muni retail vehicles ever higher, leading market
technical conditions to deteriorate. Higher all-in issuance
costs reduced net muni issuance, which has been falling well short of historical norms. Fundamentals remained strong,
however, with many issuers reporting surpluses for 2022 as
federal government transfers bolstered revenues.
For the 12-month period, U.S. fixed income sectors saw
mixed performance relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a -15.47% total
return for the period.
3
Investment-grade munis, as measured
by the Bloomberg Municipal Bond Index, posted a -11.50%
total return, and USTs, as measured by the Bloomberg U.S.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
Treasury Index, posted a -12.94% total return.
3
In contrast,
investment-grade corporate bonds, as measured by the
Bloomberg U.S. Corporate Bond Index, posted a -18.53%
total return.
3
State Update
During the 12-month period, New York’s large and diverse
economy, which generates above-average income and
wealth levels, has turned sharply towards recovery since
the initial wave of the COVID-19 pandemic. New York’s
unemployment rate began the period at 7.1% and ended
at 4.3%, compared with the 3.5% national rate. The state
enacted its 2023 balanced budget and as a result of
better-than-expected tax revenues, new taxes and federal
resources, erased a projected fiscal 2022 budget gap,
allowing increased school aid, recovery initiatives and
higher Medicaid enrollments. New York’s net tax-supported
debt was moderately high at $3,871 per capita and 5.1%
of personal income, compared with the $1,179 and 2.1%
national medians, respectively.
4
Independent credit rating
agency Moody’s Investors Service upgraded its rating to
Aa1 and revised the outlook to stable on New York’s general
obligation debt.
5
Moody’s rating reflected the resources
and budget management tools available to the state to
align spending and revenue. According to Moody’s, credit
challenges facing New York are sustained reliance on
significant non-recurring budget solutions, and a material
increase in the state’s long-term liability or weakness in
the economic recovery of the New York City metropolitan
area. Moody’s stable outlook reflects a significant increase in resources combined with agile financial management
that has resulted in balanced or nearly-balanced budgets
projected through the state’s five-year financial plan.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
*Does not include cash and cash equivalents.
Manager’s Discussion
Consistent with our strategy, we typically look to construct a portfolio that maintains a dollar-weighted average maturity of three to 10 years. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin New
York Intermediate-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
9/30/22
% of Total
Investments
*
**
Transportation 19.17%
Special Tax 16.10%
Utilities 10.80%
Local 9.99%
Education 9.73%
Lease 8.59%
Refunded 7.54%
Housing 6.24%
Health Care 4.21%
Industrial Dev. Revenue and Pollution Control 4.17%
Other Revenue Bonds 2.77%
State General Obligation 0.69%
4. Source: Moody’s Investors Service, States – U .S.: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of September 30, 2022
Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/22

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

1-Year -10.91% -12.91%
5-Year -1.62% -0.78%
10-Year +9.28% +0.66%
Advisor
1-Year -10.73% -10.73%
5-Year -0.53% -0.11%
10-Year +11.03% +1.05%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.97% 4.43% 2.56% 5.30%
Advisor 2.27% 5.11% 2.87% 5.94%
See page 7 for Performance Summary footnotes.

Franklin New York Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/30/12–9/30/22)
Advisor Class
(9/30/12–9/30/22)

Franklin New York Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, there-
by increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Advisor Class) per share on 9/30/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and New York State and City personal income tax rate of 55.58%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg New York Municipal Bond Index is the New York component of the Bloomberg Municipal Bond Index, a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/21–9/30/22)
Share Class
Net Investment
Income
A $0.204276
A1 $0.221044
C $0.159428
R6 $0.238995
Advisor $0.232145
Total Annual Operating Expenses
9
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/22
Ending
Account
Value 9/30/22
Expenses
Paid During
Period
4/1/22–9/30/22
1
Ending
Account
Value 9/30/22
Expenses
Paid During
Period
4/1/22–9/30/22
1
a
Net
Annualized
Expense
Ratio
A $1,000 $945.20 $4.23 $1,020.72 $4.40 0.87%
A1 $1,000 $945.10 $3.50 $1,021.47 $3.64 0.72%
C $1,000 $942.60 $6.16 $1,018.73 $6.40 1.27%
R6 $1,000 $946.00 $2.67 $1,022.33 $2.77 0.55%
Advisor $1,000 $945.70 $3.00 $1,021.99 $3.12 0.61%

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30, Year Ended
September 30,
2018
a
2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.72 $11.64 $11.70 $11.19 $11.26
Income from investment operations
b
:
Net investment income
c
......................... 0.21 0.22 0.26 0.28 0.02
Net realized and unrealized gains (losses) ........... (1.48) 0.08 (0.06) 0.52 (0.07)
Total from investment operations .................... (1.27) 0.30 0.20 0.80 (0.05)
Less distributions from:
Net investment income .......................... (0.20) (0.22) (0.26) (0.29) (0.02)
Net asset value, end of year ....................... $10.25 $11.72 $11.64 $11.70 $11.19
Total return
d
................................... (10.91)% 2.58% 1.69% 7.19% (0.46)%
Ratios to average net assets
e
Expenses
f
..................................... 0.85% 0.83% 0.84% 0.84% 0.83%
Net investment income ........................... 1.87% 1.86% 2.20% 2.43% 2.47%
Supplemental data
Net assets, end of year (000’s) ..................... $98,998 $119,113 $89,211 $57,147 $145
Portfolio turnover rate ............................ 8.56% 18.90% 13.94% 16.12% 11.15%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.72 $11.65 $11.71 $11.20 $11.63
Income from investment operations
a
:
Net investment income
b
......................... 0.22 0.24 0.27 0.30 0.30
Net realized and unrealized gains (losses) ........... (1.47) 0.07 (0.06) 0.51 (0.43)
Total from investment operations .................... (1.25) 0.31 0.21 0.81 (0.13)
Less distributions from:
Net investment income .......................... (0.22) (0.24) (0.27) (0.30) (0.30)
Net asset value, end of year ....................... $10.25 $11.72 $11.65 $11.71 $11.20
Total return
c
................................... (10.77)% 2.65% 1.84% 7.35% (1.15)%
Ratios to average net assets
Expenses
d
.................................... 0.70% 0.69% 0.69% 0.69% 0.68%
Net investment income ........................... 2.02% 2.03% 2.36% 2.58% 2.62%
Supplemental data
Net assets, end of year (000’s) ..................... $248,359 $334,315 $362,113 $392,721 $440,120
Portfolio turnover rate ............................ 8.56% 18.90% 13.94% 16.12% 11.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.76 $11.69 $11.75 $11.23 $11.67
Income from investment operations
a
:
Net investment income
b
......................... 0.16 0.18 0.21 0.23 0.24
Net realized and unrealized gains (losses) ........... (1.48) 0.06 (0.06) 0.53 (0.45)
Total from investment operations .................... (1.32) 0.24 0.15 0.76 (0.21)
Less distributions from:
Net investment income .......................... (0.16) (0.17) (0.21) (0.24) (0.23)
Net asset value, end of year ....................... $10.28 $11.76 $11.69 $11.75 $11.23
Total return
c
................................... (11.23)% 2.08% 1.29% 6.83% (1.78)%
Ratios to average net assets
Expenses
d
.................................... 1.24% 1.24% 1.24% 1.24% 1.23%
Net investment income ........................... 1.46% 1.49% 1.81% 2.03% 2.07%
Supplemental data
Net assets, end of year (000’s) ..................... $24,087 $37,418 $61,722 $90,763 $124,250
Portfolio turnover rate ............................ 8.56% 18.90% 13.94% 16.12% 11.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.75 $11.68 $11.74 $11.23 $11.66
Income from investment operations
a
:
Net investment income
b
......................... 0.24 0.26 0.29 0.31 0.32
Net realized and unrealized gains (losses) ........... (1.47) 0.07 (0.06) 0.52 (0.44)
Total from investment operations .................... (1.23) 0.33 0.23 0.83 (0.12)
Less distributions from:
Net investment income .......................... (0.24) (0.26) (0.29) (0.32) (0.31)
Net asset value, end of year ....................... $10.28 $11.75 $11.68 $11.74 $11.23
Total return .................................... (10.60)% 2.80% 2.00% 7.50% (1.01)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.53% 0.53% 0.53% 0.52%
Expenses net of waiver and payments by affiliates
c
...... 0.54% 0.53% 0.53% 0.53% 0.51%
Net investment income ........................... 2.18% 2.17% 2.51% 2.74% 2.79%
Supplemental data
Net assets, end of year (000’s) ..................... $85,277 $99,307 $87,638 $79,577 $69,281
Portfolio turnover rate ............................ 8.56% 18.90% 13.94% 16.12% 11.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.76 $11.68 $11.74 $11.23 $11.66
Income from investment operations
a
:
Net investment income
b
......................... 0.24 0.25 0.29 0.31 0.31
Net realized and unrealized gains (losses) ........... (1.49) 0.08 (0.06) 0.51 (0.43)
Total from investment operations .................... (1.25) 0.33 0.23 0.82 (0.12)
Less distributions from:
Net investment income .......................... (0.23) (0.25) (0.29) (0.31) (0.31)
Net asset value, end of year ....................... $10.28 $11.76 $11.68 $11.74 $11.23
Total return .................................... (10.73)% 2.83% 1.94% 7.44% (1.05)%
Ratios to average net assets
Expenses
c
..................................... 0.60% 0.58% 0.59% 0.59% 0.58%
Net investment income ........................... 2.11% 2.12% 2.45% 2.68% 2.72%
Supplemental data
Net assets, end of year (000’s) ..................... $226,374 $330,045 $320,209 $314,157 $327,215
Portfolio turnover rate ............................ 8.56% 18.90% 13.94% 16.12% 11.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Schedule of Investments, September 30, 2022
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.8%
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. $ 4,968,000 $ 4,154,888
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1 T, 5.05%, 7/01/34 .......... 850,000 726,031
4,880,919
Georgia 0.4%
a
Development Authority of Rockdale County ,
AHPC Terraces at Fieldstone LLC, Revenue, 144A, 2021 A-1, 3.5%, 12/01/36 .... 1,000,000 752,606
AHPC Terraces at Fieldstone LLC, Revenue, 144A, 2021 A-2, 4.5%, 12/01/26 .... 1,945,000 1,749,683
2,502,289
Illinois 0.7%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 4,000,000 3,814,625
GO, 2021 A, 5%, 3/01/28 ............................................ 750,000 767,794
4,582,419
New York 93.5%
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/38 .
3,750,000 4,039,645
Broome County Local Development Corp. , Good Shepherd Village at Endwell
Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ................... 1,565,000 1,397,663
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/35 ...................................... 1,015,000 946,511
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AGMC
Insured , 2.375% , 7/01/40 ............................................ 5,250,000 3,657,319
Build NYC Resource Corp. ,
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/23 ............ 100,000 99,652
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/24 ............ 120,000 119,108
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/25 ............ 110,000 108,369
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/26 ............ 110,000 107,533
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/27 ............ 100,000 97,030
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/28 ............ 100,000 96,375
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/29 ............ 100,000 95,498
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/30 ............ 100,000 94,388
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/31 ............ 100,000 92,958
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/32 ...... 325,000 329,124
New York Law School, Revenue, 2016, Refunding, 5%, 7/01/23 ............... 1,165,000 1,170,485
City of Long Beach , GO , 2020 A , 5% , 9/01/26 ..............................
1,370,000 1,408,101
City of New York ,
GO, 2015 A, Refunding, 5%, 8/01/26 ................................... 10,000,000 10,296,347
GO, 2016 A, Refunding, 5%, 8/01/26 ................................... 9,000,000 9,396,539
GO, 2018 E-1, 5.25%, 3/01/31 ........................................ 5,000,000 5,435,990
GO, 2019 D-1, 5%, 12/01/35 ......................................... 5,015,000 5,255,924
GO, 2020 D-1, BAM Insured, 4%, 3/01/41 ............................... 2,500,000 2,325,555
County of Allegany , GO , 2014 , Refunding , BAM Insured , 5% , 9/15/26 ............
1,245,000 1,285,181
County of Suffolk ,
GO, 2014, Refunding, AGMC Insured, 5%, 2/01/23 ......................... 5,045,000 5,072,978
GO, 2018 B, AGMC Insured, 4%, 10/15/30 ............................... 6,310,000 6,416,330
GO, 2018 B, AGMC Insured, 3.375%, 10/15/31 ........................... 6,370,000 6,015,693
Dutchess County Local Development Corp. ,
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/23 ...... 175,000 176,334
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/25 ...... 160,000 163,027
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/29 ...... 150,000 154,456
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/30 ...... 150,000 154,306
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/31 ...... 200,000 204,954
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 5%, 7/01/26 ..... 1,015,000 1,044,315

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Gloversville Enlarged School District ,
GO, 2020, BAM Insured, 2%, 10/15/27 .................................. $ 2,230,000 $ 2,011,291
GO, 2020, BAM Insured, 2%, 10/15/28 .................................. 2,260,000 1,996,065
GO, 2020, BAM Insured, 2%, 10/15/31 .................................. 2,410,000 1,984,483
Grand Island Central School District ,
GO, 2016, 4%, 12/01/29 ............................................. 3,915,000 4,022,142
GO, 2016, 4%, 12/01/30 ............................................. 3,650,000 3,737,557
Haverstraw-Stony Point Central School District ,
GO, 2015, 5%, 10/15/25 ............................................. 850,000 866,131
GO, 2015, AGMC Insured, 5%, 10/15/31 ................................ 600,000 611,386
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/25 ................. 1,000,000 1,030,667
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/26 ................. 800,000 832,105
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/27 ................. 750,000 786,967
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/28 ................. 845,000 894,017
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/36 ................. 340,000 315,746
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................. 550,000 506,586
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/38 ................. 520,000 475,098
Long Island Power Authority ,
Revenue, 2012 B, 5%, 9/01/26 ........................................ 5,000,000 5,007,069
Revenue, 2019 A, 4%, 9/01/35 ........................................ 15,700,000 15,028,536
Revenue, 2019 A, 4%, 9/01/38 ........................................ 6,775,000 6,209,919
Revenue, 2020 A, Refunding, 5%, 9/01/35 ............................... 1,000,000 1,064,266
Revenue, 2021 A, Refunding, 5%, 9/01/30 ............................... 3,000,000 3,333,979
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 10,000,000 10,263,534
Revenue, 2013 E, Pre-Refunded, BAM Insured, 5%, 11/15/27 ................ 8,900,000 9,081,858
Revenue, 2017 C-1, Refunding, 5%, 11/15/26 ............................ 5,000,000 5,189,256
Revenue, 2017 C-2, Refunding, Zero Cpn., 11/15/39 ....................... 15,000,000 6,153,347
Dedicated Tax Fund, Revenue, 2012 A, Refunding, Zero Cpn., 11/15/32 ......... 50,000,000 32,250,510
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/26 ...... 980,000 1,011,404
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/27 ...... 1,035,000 1,072,651
Rochester City School District, Revenue, 2013, 5%, 5/01/26 .................. 5,000,000 5,051,495
Rochester City School District, Revenue, 2013, 5%, 5/01/29 .................. 9,645,000 9,741,027
Rochester City School District, Revenue, 2015, 5%, 5/01/29 .................. 1,175,000 1,220,764
University of Rochester, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/27 .......... 6,220,000 6,306,669
New York City Health and Hospitals Corp. ,
Revenue, 2020 A, Refunding, 5%, 2/15/29 ............................... 4,510,000 4,887,594
Revenue, 2020 A, Refunding, 5%, 2/15/30 ............................... 2,500,000 2,733,743
b
New York City Housing Development Corp. , East 124th Street LLC , Revenue , 2008 A ,
LOC FHLMC , Mandatory Put , 2.1% , 10/01/29 ............................. 20,000,000 17,360,494
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/31 1,250,000 1,336,462
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 4%, 1/01/32 2,000,000 2,007,762
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/39 .. 2,500,000 1,884,492
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2015 DD, Refunding, 5%, 6/15/29 ........... 7,790,000 8,005,623
Water & Sewer System, Revenue, 2015 GG, Pre-Refunded, 5%, 6/15/27 ........ 10,000,000 10,472,310
Water & Sewer System, Revenue, 2018 CC-1, 4%, 6/15/37 .................. 5,000,000 4,800,496
Water & Sewer System, Revenue, 2018 EE, Refunding, 5%, 6/15/30 ........... 5,000,000 5,257,673
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/34 ............ 5,000,000 5,307,193
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2018 S-1, Refunding, 5%, 7/15/29 ................... 8,215,000 8,784,898
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/34 .................. 10,000,000 10,598,660
Future Tax Secured, Revenue, 2016 A-1, 5%, 8/01/28 ...................... 5,000,000 5,188,829

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... $ 10,970,000 $ 11,202,000
Future Tax Secured, Revenue, 2018 B-1, 4%, 8/01/35 ...................... 4,000,000 3,901,893
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/41 ..................... 7,200,000 6,685,654
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue , 2015 , Refunding , 5% , 11/15/25 ................................ 2,250,000 2,343,557
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 1.9%, 11/15/31 ............................. 2,000,000 1,544,899
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 13,305,000 13,807,951
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 105,000 105,152
Revenue, 2010 A, AGMC Insured, 5%, 10/01/23 ........................... 860,000 861,171
Revenue, 2011 A, 5%, 10/01/24 ....................................... 110,000 110,141
Revenue, 2012 A, Refunding, AGMC Insured, 5%, 10/01/23 .................. 6,425,000 6,433,751
Revenue, 2020 A, AGMC Insured, 5%, 10/01/34 ........................... 2,250,000 2,417,649
Revenue, 2020 A, Pre-Refunded, AGMC Insured, 5%, 10/01/34 ............... 5,000 5,455
Board of Cooperative Educational Services of Oneida Herkimer & Madison Counties,
Revenue, 2016, Refunding, 5%, 8/15/28 ............................... 1,100,000 1,166,912
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/27 570,000 538,628
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/28 665,000 623,948
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,150,000 900,597
City of New York, Revenue, 2010 A, 3.625%, 5/15/23 ....................... 1,615,000 1,615,646
City of New York, Revenue, 2010 A, 3.75%, 5/15/24 ........................ 1,620,000 1,620,699
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 900,000 798,127
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 1,000,000 981,552
Iona College, Revenue, 2022, Refunding, 5%, 7/01/23 ...................... 275,000 277,297
Iona College, Revenue, 2022, Refunding, 5%, 7/01/24 ...................... 285,000 289,742
Iona College, Revenue, 2022, Refunding, 5%, 7/01/25 ...................... 300,000 307,235
Iona College, Revenue, 2022, Refunding, 5%, 7/01/26 ...................... 325,000 334,841
Iona College, Revenue, 2022, Refunding, 5%, 7/01/27 ...................... 325,000 336,316
Iona College, Revenue, 2022, Refunding, 5%, 7/01/28 ...................... 275,000 285,497
Iona College, Revenue, 2022, Refunding, 5%, 7/01/29 ...................... 275,000 286,091
Iona College, Revenue, 2022, Refunding, 5%, 7/01/30 ...................... 325,000 337,769
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/34 ......... 300,000 288,493
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/34 ......... 375,000 359,030
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/35 ......... 300,000 286,245
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/35 ......... 300,000 285,409
Memorial Sloan-Kettering Cancer Center, Revenue, 1998, NATL Insured, 5.5%,
7/01/23 ........................................................ 3,340,000 3,397,194
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/30 ......... 1,350,000 1,331,104
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/33 ............... 12,000,000 12,837,083
New York University, Revenue, 2019 A, 5%, 7/01/42 ........................ 6,040,000 6,302,976
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/27 .... 6,000,000 6,160,168
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/26 1,000,000 1,022,752
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/39 .............. 1,000,000 1,035,494
St. John's University, Revenue, 2021 A, Refunding, 5%, 7/01/25 ............... 750,000 774,778
St. John's University, Revenue, 2021 A, Refunding, 5%, 7/01/26 ............... 700,000 728,835
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/29 ............... 500,000 497,834
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/30 ............... 950,000 939,686
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/31 ............... 2,250,000 2,212,249
St. Joseph's College, Revenue, 2021, 4%, 7/01/35 ......................... 200,000 181,005
State of New York Personal Income Tax, Revenue, 2014 A, Pre-Refunded, 5%,
2/15/25 ........................................................ 5,000,000 5,120,715
State of New York Personal Income Tax, Revenue, 2016 D, Pre-Refunded, 5%,
2/15/27 ........................................................ 10,000,000 10,638,431

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Personal Income Tax, Revenue, 2017 A, 4%, 2/15/33 ......... $ 9,995,000 $ 9,919,746
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 4%,
2/15/33 ........................................................ 5,000 5,138
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5.25%,
3/15/37 ........................................................ 7,000,000 7,439,733
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/32 ................. 7,000,000 7,325,891
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/42 ................. 10,000,000 10,322,106
State University Construction Fund, Revenue, 2005 A, NATL Insured, 5.5%, 5/15/24 7,790,000 8,075,111
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/29 ........................................................ 1,000,000 1,060,326
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/33 .. 1,000,000 1,061,128
New York State Environmental Facilities Corp. , State of New York State Revolving
Fund , Revenue , 2018 B , 5% , 6/15/35 ................................... 5,000,000 5,342,523
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/37 ........................................ 7,000,000 6,611,961
Revenue, K, Refunding, 5%, 1/01/28 ................................... 10,000,000 10,283,073
Revenue, K, Refunding, 5%, 1/01/29 ................................... 10,000,000 10,274,388
Revenue, L, Refunding, 5%, 1/01/32 ................................... 1,750,000 1,864,903
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/30 10,000,000 10,621,242
State of New York Sales Tax, Revenue, 2019 A, Refunding, 5%, 3/15/38 ......... 5,120,000 5,365,544
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/30 .......................... 1,310,000 1,302,732
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 4,000,000 3,851,595
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/34 ............ 750,000 665,777
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 1,000,000 826,741
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/29 ... 500,000 512,215
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/30 ... 150,000 153,016
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/31 ... 400,000 404,839
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/24 ... 1,000,000 1,025,241
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/27 ... 875,000 904,795
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/28 ... 1,865,000 1,937,216
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/29 ... 3,150,000 3,240,502
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/30 ... 5,135,000 5,358,475
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/31 ... 2,350,000 2,421,594
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/32 ... 2,365,000 2,421,236
Niagara Falls Public Water Authority , Revenue , 2013 A , Pre-Refunded , BAM Insured ,
5% , 7/15/29 ...................................................... 7,060,000 7,163,493
Onondaga Civic Development Corp. ,
Le Moyne College, Revenue, 2021, 5%, 7/01/29 ........................... 330,000 339,804
Le Moyne College, Revenue, 2021, 5%, 7/01/30 ........................... 320,000 328,766
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/26 .................. 535,000 548,029
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/28 .................. 595,000 612,211
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/30 .................. 655,000 672,943
Onondaga County Trust for Cultural Resources , Syracuse University , Revenue , 2019 ,
Refunding , 5% , 12/01/38 ............................................ 5,000,000 5,296,626
Port Authority of New York & New Jersey ,
Revenue, 184th, 5%, 9/01/25 ......................................... 2,655,000 2,736,081
Revenue, 184th, 5%, 9/01/28 ......................................... 3,250,000 3,345,605
Revenue, 194th, Refunding, 5%, 10/15/28 ............................... 9,085,000 9,536,424
Revenue, 209th, Refunding, 5%, 7/15/34 ................................ 15,000,000 15,970,012
Revenue, 223, Refunding, 5%, 7/15/25 ................................. 1,800,000 1,854,953
Revenue, Two Hundred Thirty Fourth, Refunding, 5.25%, 8/01/40 .............. 2,000,000 2,074,929
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/31 ............... 100,000 103,984
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/33 ............... 270,000 276,726

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
St. Lawrence County Industrial Development Agency, (continued)
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/30 ............... $ 225,000 $ 235,098
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/31 ............... 200,000 207,969
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/32 ............... 200,000 206,228
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/33 ............... 230,000 235,730
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ...............
5,000,000 3,942,226
Suffolk Tobacco Asset Securitization Corp. ,
Revenue, 2021 A-2, Refunding, 5%, 6/01/28 ............................. 2,200,000 2,285,047
Revenue, 2021 A-2, Refunding, 5%, 6/01/29 ............................. 2,250,000 2,349,098
Revenue, 2021 A-2, Refunding, 5%, 6/01/30 ............................. 1,500,000 1,564,716
Revenue, 2021 A-2, Refunding, 5%, 6/01/31 ............................. 1,250,000 1,300,704
Syracuse Regional Airport Authority ,
Revenue, 2021, Refunding, 5%, 7/01/29 ................................. 1,275,000 1,328,695
Revenue, 2021, Refunding, 5%, 7/01/30 ................................. 1,415,000 1,473,423
Revenue, 2021, Refunding, 5%, 7/01/31 ................................. 1,000,000 1,037,138
Triborough Bridge & Tunnel Authority ,
Revenue, 2008 B-3, 5%, 11/15/34 ..................................... 3,480,000 3,600,818
Revenue, 2013 A, Refunding, Zero Cpn., 11/15/30 ......................... 14,175,000 10,063,738
Revenue, 2018 D, 5%, 11/15/33 ....................................... 1,300,000 1,417,758
Revenue, 2021 A, 5%, 11/01/25 ....................................... 2,500,000 2,618,398
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 5%, 9/01/28 ................................. 275,000 289,269
Revenue, 2021, Refunding, 4%, 9/01/30 ................................. 400,000 395,624
Revenue, 2021, Refunding, 4%, 9/01/31 ................................. 235,000 228,574
Revenue, 2021, Refunding, 4%, 9/01/32 ................................. 350,000 334,166
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/33 ...... 3,000,000 3,132,338
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/36 ...... 2,000,000 2,069,138
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The), Revenue, 2018 A, Refunding, 5%, 1/01/33 .............. 2,700,000 2,915,586
Lincoln Center for the Performing Arts, Inc., Revenue, 2016 A, Refunding, 5%,
12/01/26 ....................................................... 2,500,000 2,658,438
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 5%,
12/01/32 ....................................................... 1,000,000 1,085,969
Whitney Museum of American Art, Revenue, 2021, Refunding, 5%, 7/01/31 ...... 5,000,000 5,445,988
Utility Debt Securitization Authority , Revenue , 2016 A , Refunding , 5% , 12/15/26 .....
5,000,000 5,182,839
Westchester County Local Development Corp. , Westchester County Health Care Corp.
Obligated Group , Revenue , 2016 , Refunding , 5% , 11/01/25 .................. 1,000,000 1,006,896
638,531,075
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,700,000 1,284,596
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,700,000 1,283,272
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 2,000,000 1,894,910
4,462,778
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/24 175,000 176,374
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/25 170,000 171,677
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/26 225,000 227,059
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/27 200,000 201,951
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 3,000,000 2,389,649
3,166,710

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 31 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 1,700,000 $ 1,283,055
Wisconsin 1.0%
a
Public Finance Authority ,
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021, 4.5%, 12/01/26 ......... 1,160,000 1,039,294
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,570,000 1,177,960
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 4,500,000 4,477,780
6,695,034
U.S. Territories 0.2%
Puerto Rico 0.2%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, NATL Insured, 5.25%, 7/01/32 ................. 880,000 866,493
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 280,000 274,796
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 540,000 528,784
1,670,073
Total U.S. Territories .................................................................... 1,670,073
Total Municipal Bonds (Cost $720,959,159) .....................................
667,774,352
a a a a
Short Term Investments 1.6%
Municipal Bonds 1.6%
New York 1.6%
c
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 2.9% , 1/01/34 11,000,000 11,000,000
Total Municipal Bonds (Cost $11,000,000) ......................................
11,000,000
Total Short Term Investments (Cost $11,000,000 ) ................................
11,000,000
a
Total Investments (Cost $731,959,159) 99.4% ...................................
$678,774,352
Other Assets, less Liabilities 0.6% .............................................
4,321,648
Net Assets 100.0% ...........................................................
$683,096,000
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $18,555,243, representing 2.7% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
September 30, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $731,959,159
Value - Unaffiliated issuers .................................................................. $678,774,352
Cash .................................................................................... 14,292
Receivables:
Capital shares sold ........................................................................ 215,358
Interest ................................................................................. 7,676,236
Total assets .......................................................................... 686,680,238
Liabilities:
Payables:
Capital shares redeemed ................................................................... 2,888,652
Management fees ......................................................................... 284,850
Distribution fees .......................................................................... 55,333
Transfer agent fees ........................................................................ 145,715
Trustees' fees and expenses ................................................................. 1,154
Distributions to shareholders ................................................................. 134,117
Accrued expenses and other liabilities ........................................................... 74,417
Total liabilities ......................................................................... 3,584,238
Net assets, at value ................................................................. $683,096,000
Net assets consist of:
Paid-in capital ............................................................................. $744,577,943
Total distributable earnings (losses) ............................................................. (61,481,943)
Net assets, at value ................................................................. $683,096,000

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $98,998,305
Shares outstanding ........................................................................ 9,662,006
Net asset value per share
a
.................................................................. $10.25
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $10.49
Class A1:
Net assets, at value ....................................................................... $248,358,840
Shares outstanding ........................................................................ 24,233,480
Net asset value per share
a
.................................................................. $10.25
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $10.49
Class C:
Net assets, at value ....................................................................... $24,087,096
Shares outstanding ........................................................................ 2,342,050
Net asset value and maximum offering price per share
a
............................................. $10.28
Class R6:
Net assets, at value ....................................................................... $85,277,495
Shares outstanding ........................................................................ 8,297,572
Net asset value and maximum offering price per share ............................................. $10.28
Advisor Class:
Net assets, at value ....................................................................... $226,374,264
Shares outstanding ........................................................................ 22,022,355
Net asset value and maximum offering price per share ............................................. $10.28
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Operations
for the year ended September 30, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $22,193,945
Expenses:
Management fees (Note 3 a ) ................................................................... 3,892,107
Distribution fees: (Note 3c )
    Class A ................................................................................ 278,450
    Class A1 ............................................................................... 294,965
    Class C ................................................................................ 199,215
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 95,986
    Class A1 ............................................................................... 251,581
    Class C ................................................................................ 25,638
    Class R6 ............................................................................... 23,481
    Advisor Class ............................................................................ 245,005
Custodian fees (Note 4 ) ...................................................................... 4,133
Reports to shareholders fees .................................................................. 19,491
Registration and filing fees .................................................................... 45,334
Professional fees ........................................................................... 53,169
Other .................................................................................... 181,472
Total expenses ......................................................................... 5,610,027
Expense reductions (Note 4 ) ............................................................... (6,853)
Net expenses ......................................................................... 5,603,174
Net investment income ................................................................ 16,590,771
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 1,932,602
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (110,264,674)
Net realized and unrealized gain (loss) ............................................................ (108,332,072)
Net increase (decrease) in net assets resulting from operations .......................................... $(91,741,301)

Franklin New York Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin New York Intermediate-Term Tax-
Free Income Fund
Year Ended
September 30, 2022
Year Ended
September 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $16,590,771 $18,668,040
Net realized gain (loss) ................................................. 1,932,602 3,253,373
Net change in unrealized appreciation (depreciation) ........................... (110,264,674) 2,398,678
Net increase (decrease) in net assets resulting from operations ................ (91,741,301) 24,320,091
Distributions to shareholders:
Class A ............................................................. (2,037,114) (1,868,037)
Class A1 ............................................................ (5,825,567) (7,123,159)
Class C ............................................................. (433,136) (793,479)
Class R6 ............................................................ (1,987,512) (2,010,857)
Advisor Class ........................................................ (5,946,037) (6,756,043)
Total distributions to shareholders .......................................... (16,229,366) (18,551,575)
Capital share transactions: (Note 2 )
Class A ............................................................. (5,351,137) 29,606,882
Class A1 ............................................................ (47,380,846) (30,354,732)
Class C ............................................................. (9,349,947) (24,903,409)
Class R6 ............................................................ (1,582,202) 11,178,453
Advisor Class ........................................................ (65,467,482) 8,009,192
Total capital share transactions ............................................ (129,131,614) (6,463,614)
Net increase (decrease) in net assets ................................... (237,102,281) (695,098)
Net assets:
Beginning of year ....................................................... 920,198,281 920,893,379
End of year ........................................................... $683,096,000 $920,198,281

Franklin New York Tax-Free Trust
Notes to Financial Statements
Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin New York Intermediate-Term Tax-Free Income
Fund (Fund) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The Fund offers five classes of
shares: Class A, Class A1, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy, or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
2. Shares of Beneficial Interest
At September 3 0 , 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows :
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended
September 30, 2022
Year Ended
September 30, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,017,532 $22,310,416 4,255,047 $50,255,657
Shares issued in reinvestment of distributions .......... 140,877 1,552,994 117,679 1,386,158
Shares redeemed ............................... (2,661,875) (29,214,547) (1,869,666) (22,034,933)
Net increase (decrease) .......................... (503,466) $(5,351,137) 2,503,060 $29,606,882
Class A1 Shares:
Shares sold ................................... 835,073 $9,110,274 542,540 $6,382,165
Shares issued in reinvestment of distributions .......... 480,777 5,311,762 550,724 6,487,889
Shares redeemed ............................... (5,606,468) (61,802,882) (3,663,707) (43,224,786)
Net increase (decrease) .......................... (4,290,618) $(47,380,846) (2,570,443) $(30,354,732)
Class C Shares:
Shares sold ................................... 135,514 $1,500,530 239,034 $2,838,814
Shares issued in reinvestment of distributions .......... 36,267 402,732 61,755 729,883
Shares redeemed
a
.............................. (1,011,039) (11,253,209) (2,400,492) (28,472,106)
Net increase (decrease) .......................... (839,258) $(9,349,947) (2,099,703) $(24,903,409)
Class R6 Shares:
Shares sold ................................... 1,368,956 $15,170,262 1,985,068 $23,496,968
Shares issued in reinvestment of distributions .......... 165,109 1,827,271 157,707 1,863,342
Shares redeemed ............................... (1,685,734) (18,579,735) (1,197,941) (14,181,857)
Net increase (decrease) .......................... (151,669) $(1,582,202) 944,834 $11,178,453
Advisor Class Shares:
Shares sold ................................... 6,101,716 $66,695,089 5,254,301 $62,253,788
Shares issued in reinvestment of distributions .......... 400,790 4,449,713 432,931 5,116,135
Shares redeemed ............................... (12,554,877) (136,612,284) (5,025,518) (59,360,731)
Net increase (decrease) .......................... (6,052,371) $(65,467,482) 661,714 $8,009,192
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended September 30, 2022, the gross effective investment management fee rate was 0.477% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $2,436
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended September 30, 2022, the Fund paid transfer agent fees of $641,691, of which $230,777 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Effective April 1, 2022, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until January 31, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2023.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended September 30, 2022, these purchase and sale transactions aggregated $52,455,469 and $35,880,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended September 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2022, the capital loss carryforwards were as follows:
During the year ended September 30, 2022, the Fund utilized $2,012,313 of capital loss carryforwards.
CDSC retained .............................................................................. $11,208
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $9,201,977
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
The tax character of distributions paid during the years ended September 30, 2022 and 2021 , was as follows:
At September 30, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed tax exempt income and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2022, aggregated
$67,826,455 and $167,314,236, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
2022 2021
Distributions paid from:
Tax exempt income ........................................................ $16,229,366 $18,551,575
Cost of investments .......................................................................... $731,355,355
Unrealized appreciation ........................................................................ $1,073,539
Unrealized depreciation ........................................................................ (53,654,542)
Net unrealized appreciation (depreciation) .......................................................... $(52,581,003)
Distributable earnings:
Undistributed ordinary income ................................................................... $414,228
Undistributed tax exempt income ................................................................. 146,322
Total distributable earnings ..................................................................... $560,550
5. Income Taxes
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended September 30, 2022, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At September 30, 2022, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure .
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

Franklin New York Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin New York Tax-Free Trust and Shareholders of Franklin New York Intermediate-Term Tax-
Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin New
York Intermediate-Term Tax-Free Income Fund (the "Fund") as of September 30, 2022, the related statement of operations for the year ended September 30, 2022, the statement of changes in net assets for each of the two years in the period ended September 30, 2022, including the related notes, and the financial highlights for each of the periods indicated therein
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
November 15, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin New York Tax-Free Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended September 30, 2022:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $16,229,366

Franklin New York Tax-Free Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1986 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 100 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board
and Trustee
Since 2013 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and
Co-Secretary
Vice President since
2011 and
Co-Secretary since
2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin New York Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin New York Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete
consolidated schedule of investments with the U.S.
Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1153 A 11/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin New York Intermediate-Term Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $35,001 for the fiscal year ended September 30, 2022 and $34,731 for the fiscal year ended September 30, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $92 for the fiscal year ended September 30, 2022 and $480 for the fiscal year ended September 30, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and professional fees in connection with SOC 1 Reports.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $258,207 for the fiscal year ended September 30, 2022 and $37,812 for the fiscal year ended September 30, 2021. The services for which these fees were paid included benchmarking services in connection with the ICI TA Survey, assets under management certification, professional fees in connection with SOC 1 Reports, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge, and professional fees in connection with SOC 1 Reports and professional fees in connection with determining the feasibility of a U.S. direct lending structure.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $258,299 for the fiscal year ended September 30, 2022 and $38,292 for the fiscal year ended September 30, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee

of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 30, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  November 30, 2022